Goodwill and other intangible assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets	$ 2,990,000	$ 2,990,000
Goodwill	1,243,000	1,243,000
Goodwill and intangible asset, impairment	$ 0	$ 0